Earnings per Share - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	2,204	814	814
Stock incentive plans
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	35,489